Shareholders Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 27, 2019
Number of sale of shares			3,427,043		2,590,364	4,577,043
Proceeds from sale of stock			$ 400,000		$ 430,000	$ 1,550,000
Common stock subscribed			65,000
Number of shares issued to common stock	30,000
Stock-based compensation expense		$ 2,000,000	$ 417,462		$ 57,201	$ 4,624,708
Number of shares of consulting services		2,000,000
Number of stock options granted			67,502		224,000	333,506
Stock options, outstanding		557,506	625,008		224,000	557,506
Exercise prices granted			$ 0.60		$ 0.34	$ 0.53
Vested shares amount			$ 49,213
Risk free interest rate			2.00%			2.00%
Expected life			5 years			5 years
Dividend yield			0.00%			0.00%
Expected volatility			79.00%
Intrinsic value of options outstanding		$ 307,000	$ 331,000		$ 0	$ 307,000
IPO [Member]
Number of stock options granted			5,834			30,834
Vested shares amount			$ 3,500			$ 18,500
Minimum [Member]
Exercise prices granted			$ 0.17			$ 0.17
Expected volatility						204.00%
Maximum [Member]
Exercise prices granted			$ 0.60			$ 0.60
Expected volatility						228.00%
Founders [Member]
Number of stock options granted			280,000			280,000
Sponsorship Agreements [Member]
Number of shares issued to common stock			63,249
Stock-based compensation expense			$ 163,249
Number of shares of consulting services			100,000
Number of stock options granted			345,008			277,506
Executives [Member]
Number of shares issued to common stock			205,000
Stock-based compensation expense			$ 205,000